                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

     STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT DATED NOV. 1, 2008

Fund                                                                   SAI date            Form #
RiverSource 130/30 U.S. Equity Fund                                 Oct. 30, 2008        S-6500 AP
RiverSource Global Technology Fund                                  Oct. 30, 2008        S-6500 AP
RiverSource Growth Fund                                             Oct. 30, 2008        S-6500 AP



Table 19. Portfolio Managers, of the SAI is revised as follows:


-----------------------------------------------------------------------------------------------------------------------
                                          OTHER ACCOUNTS MANAGED (excluding the fund)(a)
                                    -----------------------------------------------------------------------
                                                                                                OWNERSHIP    POTENTIAL
    FUND        PORTFOLIO MANAGER     NUMBER AND TYPE   APPROXIMATE TOTAL   PERFORMANCE BASED    OF FUND     CONFLICTS
                                        OF ACCOUNT          NET ASSETS           ACCOUNTS         SHARES    OF INTEREST
-----------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------------
 130/30 U.S.  John Schonberg         2 RICs             $1.06 billion       2 RICs ($1.06 B)    None             (2)
 Equity                              2 PIVs             $21.19 million
                                     4 other accounts   $8.13 million
-----------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------------
 Growth       John Schonberg         2 RICs             $1.06 billion       2 RICs ($1.06 B)    None             (2)
                                     2 PIVs             $21.19 million
                                     4 other accounts   $8.13 million
-----------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------------
 Global       John Schonberg         2 RICs             $1.06 billion       2 RICs ($1.06 B)    None             (2)
 Technology                          2 PIVs             $21.19 million
                                     4 other accounts   $8.13 million
-----------------------------------------------------------------------------------------------------------------------
--------------------------
    FUND      STRUCTURE OF
              COMPENSATION
--------------------------
 FOR FUNDS WITH FISCAL
  PERIOD ENDING APRIL 30
--------------------------
 130/30 U.S.       (28)
 Equity
--------------------------
 FOR FUNDS WITH FISCAL
  PERIOD ENDING JULY 31
--------------------------
 Growth            (28)
--------------------------
 FOR FUNDS WITH FISCAL
  PERIOD ENDING OCTOBER 31
--------------------------
 Global            (28)
 Technology
--------------------------



     (a) The portfolio manager began managing the fund as of Nov. 1, 2008; therefore reporting information is as of Sept. 30, 2008.

     The rest of this section remains the same.

     S-6500-26 A (11/08)